Revenue - Schedule of contract balances (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Trade accounts receivables (see note 10)	€ 23,663,160	€ 31,127,559
Contract liabilities	1,794,903	1,021,095	€ 190,154	€ 334,123
Contract assets	3,569,821	2,123,884
Assets recognized from costs to fulfill contract	€ 2,823,655	€ 2,183,536